Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets (Tables)
Intangible Assets
	June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$11,924,617	$(861,222)	$11,063,395
Total	$11,924,617	$(861,222)	$11,063,395